Legal proceedings and regulatory matters (Details) £ in Millions, $ in Millions, $ in Millions	1 Months Ended			6 Months Ended	78 Months Ended
	May 31, 2024 GBP (£)	Feb. 29, 2024 GBP (£)	Dec. 31, 2016	Jun. 30, 2024 GBP (£) action plaintiff	Jun. 30, 2024 GBP (£) bank	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CAD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2009 USD ($)	Nov. 30, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | £				£ 22,896	£ 22,896			£ 22,217
Number of other banks suspected of anti-competitive conduct | bank					4
Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Infringement period			1 month
Number of groups of plaintiffs | plaintiff				5
Madoff Securities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities						$ 543
Fairfield
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities						382
Herald Fund SPC
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities						5,600
Herald Fund SPC | Cash And Securities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities									$ 2,500
Herald Fund SPC | Cash And Cash Equivalents1
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities									$ 2,000
Alpha Prime Fund Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities						1,160
Senator Fund SPC | Cash And Securities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities						625
Senator Fund SPC | Cash And Cash Equivalents1
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities						$ 188
Ontario and Quebec Superior Courts
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities							$ 1,000
Number of hearings | action				2
Estimated financial effect of contingent liabilities, punitive damages							$ 250
Financial Conduct Authority ("FCA")
Disclosure of contingent liabilities [line items]
Expense from fines and penalties | £	£ 6
Madoff Securities
Disclosure of contingent liabilities [line items]
Aggregate value of funds with assets invested in securities under litigation										$ 8,400
Estimated fund transfers, less withdrawals from securities under litigation										$ 4,000
HSBC Holdings | New York | Anti-money laundering and sanctions-related matters
Disclosure of contingent liabilities [line items]
Number of hearings | action				7
Number of claims dismissed | action				3
Number of remaining actions at a very early stage | action				4
HSBC Holdings and HSBC Bank plc | Foreign exchange-related investigations and litigation
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought | £		£ 3,000